UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-01873
                                                    -----------------------

                         Principal Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

                    711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                  (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL GROWTH FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                  Shares

                                  Held                                 Value

---------------------------------------------------------------------------------------
COMMON STOCKS (99.00%)
AGRICULTURAL CHEMICALS (2.17%)
                                                                   $
 Potash Corp. of Saskatchewan                    81,400               6,577,120
APPLICATIONS SOFTWARE (2.02%)
 Microsoft                                      232,300               6,104,844
ATHLETIC FOOTWEAR (2.39%)
 Nike                                            83,500               7,233,605
BEVERAGES-WINE & SPIRITS (1.74%)
 Constellation Brands /1/                       101,200               5,254,304
CASINO HOTELS (1.91%)
 Station Casinos                                 94,000               5,781,000
COMPUTERS (3.01%)
 Apple Computer /1/                             118,500               9,112,650
CONSUMER PRODUCTS-MISCELLANEOUS (2.04%)
 Clorox                                         103,800               6,167,796
COSMETICS & TOILETRIES (3.87%)
 Alberto-Culver                                  27,600               1,497,300
 Colgate-Palmolive                               78,000               4,098,120
 Estee Lauder                                   135,400               6,111,956
                                                                     11,707,376
CRUISE LINES (1.82%)
 Carnival                                        95,700               5,512,320
DISPOSABLE MEDICAL PRODUCTS (2.32%)
 C.R. Bard                                      103,600               7,024,080
DIVERSIFIED MANUFACTURING OPERATIONS (1.00%)
 Textron                                         42,000               3,023,160
ELECTRIC-INTEGRATED (2.12%)
 TXU                                             92,700               6,414,840
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.00%)
 Broadcom /1/                                    94,000               2,992,020
 Texas Instruments                              131,500               3,052,115
                                                                      6,044,135
ELECTRONIC FORMS (1.47%)
 Adobe Systems                                   78,400               4,460,960
ENTERPRISE SOFTWARE & SERVICE (0.96%)
 Oracle /1/                                     211,000               2,905,470
FINANCE-COMMERCIAL (1.92%)
 CIT Group                                      144,000               5,813,280
FINANCE-CREDIT CARD (2.39%)
 Capital One Financial                           92,500               7,240,900
FINANCE-INVESTMENT BANKER & BROKER (3.58%)
 Goldman Sachs Group                            100,500              10,838,925
FINANCE-OTHER SERVICES (1.24%)
 Chicago Mercantile Exchange                     17,500               3,753,750
HEALTH CARE COST CONTAINMENT (2.50%)
 Caremark Rx /1/                                193,100               7,550,210
                                  Shares

                                  Held                                 Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (1.44%)
 Starwood Hotels & Resorts                                         $
  Worldwide                                      75,400               4,364,906
INSTRUMENTS-SCIENTIFIC (1.95%)
 Fisher Scientific International
  /1/                                            93,500               5,904,525
MACHINERY-FARM (1.01%)
 Deere                                           44,100               3,061,863
MACHINERY-GENERAL INDUSTRY (2.02%)
 Ingersoll-Rand                                  82,200               6,114,036
MEDICAL-BIOMEDICAL/GENE (3.56%)
 Biogen Idec /1/                                 74,100               4,813,536
 Genentech /1/                                  124,500               5,939,895
                                                                     10,753,431
MEDICAL-DRUGS (1.06%)
 Schering-Plough                                173,000               3,210,880
MULTI-LINE INSURANCE (2.18%)
 Cigna                                           82,000               6,580,500
MULTIMEDIA (2.54%)
 Time Warner /1/                                427,000               7,686,000
NETWORKING PRODUCTS (4.09%)
 Cisco Systems /1/                              327,000               5,899,080
 Juniper Networks /1/                           258,000               6,483,540
                                                                     12,382,620
OIL COMPANY-EXPLORATION & PRODUCTION (4.05%)
 Apache                                         120,200               6,541,284
 Devon Energy                                   140,000               5,693,800
                                                                     12,235,084
OIL COMPANY-INTEGRATED (2.07%)
 ConocoPhillips                                  67,400               6,254,046
RADIO (1.77%)
 XM Satellite Radio Holdings /1/                167,300               5,338,543
RETAIL-APPAREL & SHOE (2.20%)
 Nordstrom                                      137,700               6,644,025
RETAIL-BUILDING PRODUCTS (2.99%)
 Home Depot                                     219,100               9,040,066
RETAIL-DRUG STORE (2.04%)
 CVS                                            133,200               6,173,820
RETAIL-OFFICE SUPPLIES (2.99%)
 Staples                                        276,100               9,039,514
RETAIL-RESTAURANTS (3.94%)
 McDonald's                                     367,600              11,906,564
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.50%)
 Marvell Technology Group /1/                   135,300               4,525,785
TELECOMMUNICATION EQUIPMENT (2.04%)
 Comverse Technology /1/                        276,600               6,182,010
TELEPHONE-INTEGRATED (3.05%)
 Sprint                                         387,500               9,234,125
                                  Shares

                                  Held                                 Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (1.69%)
                                                                   $
 FedEx                                           53,500               5,117,275
WEB PORTALS (2.02%)
 Google /1/ /2/                                  31,200               6,103,656
WIRELESS EQUIPMENT (4.33%)
 Motorola                                       406,000               6,390,440
 Nokia                                          438,000               6,692,640
                                                                     13,083,080
                                   TOTAL COMMON STOCKS              299,457,079

                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.95%)
FINANCE-OTHER SERVICES (1.95%)
 Investment in Joint Trading
  Account; HSBC Funding
                                             $                     $
  2.50%; 02/01/05                             5,901,653               5,901,653
                                TOTAL COMMERCIAL PAPER                5,901,653

                                  Maturity

                                  Amount                               Value

---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.01%)
 Lehman Brothers; 2.42%; dated
  01/31/05 maturing 02/01/05
  (collateralized by U.S.
  Treasury Note; $6,205,142;
  11/15/06) /3/                              $6,084,409            $  6,084,000
                           TOTAL REPURCHASE AGREEMENTS                6,084,000
                                                                   ------------

                 TOTAL PORTFOLIO INVESTMENTS (102.96%)              311,442,732
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-2.96%)                                                            (8,964,234)
                            TOTAL NET ASSETS (100.00%)             $302,478,498
                                                                   ---------------

/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Security was purchased with the cash proceeds from securities loans./


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 17,723,655
Unrealized Depreciation                       (25,737,407)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (8,013,752)
Cost for federal income tax purposes         $319,456,484


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Growth Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
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         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
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         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------